Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts	$ 260,744	$ 363,947
Purchased options on futures contracts	728,440	22,525
Fixed income securities held by affiliate	11,003,681	21,870,890
Options written on futures contracts	884,242	1,006
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased options on futures contracts	728,440	22,525
Fixed income securities held by affiliate	11,003,681	21,870,890
Total assets	11,992,865	22,257,362
Options written on futures contracts	884,242	1,006
Total fair value	11,108,623	22,256,356
Recurring [Member] | Futures Positions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts	260,744	212,644
Recurring [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts		151,303
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased options on futures contracts	728,440	22,525
Total assets	989,184	235,169
Options written on futures contracts	884,242	1,006
Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Futures Positions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts	260,744	212,644
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities held by affiliate	11,003,681	21,870,890
Total assets	11,003,681	22,022,193
Total fair value	11,003,681	22,022,193
Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts		$ 151,303